UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04264

Name of Fund: BlackRock California Insured Municipal Bond Fund of
              BlackRock California Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2009

Date of reporting period: 06/01/2008 - 08/31/2008

Item 1 -    Schedule of Investments

BlackRock California Insured Municipal Bond Fund of
BlackRock California Municipal Series Trust
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
               Municipal Bonds                                                                             (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
California -   ABAG Finance Authority for Nonprofit Corporations, California, COP (Children's
91.6%          Hospital Medical Center), 6%, 12/01/09 (a)(b)                                            $  2,625      $   2,785,834
               --------------------------------------------------------------------------------------------------------------------
               Alameda, California, Public Financing Authority, Local Agency Special Tax
               Revenue Bonds (Community Facility Number 1), Series A, 7%, 8/01/19                          3,750          3,774,637
               --------------------------------------------------------------------------------------------------------------------
               Bakersfield, California, Wastewater Revenue Bonds, Series A, 5%,
               9/15/32 (c)                                                                                10,000         10,130,500
               --------------------------------------------------------------------------------------------------------------------
               Bay Area Government Association, California, Tax Allocation Revenue Refunding
               Bonds (California Redevelopment Agency Pool), Series A, 6%, 12/15/24 (c)                      770            776,337
               --------------------------------------------------------------------------------------------------------------------
               Butte-Glenn Community College District, California, GO (Election of 2002),
               Series B, 4.85%, 8/01/29 (d)(e)                                                             2,355            759,582
               --------------------------------------------------------------------------------------------------------------------
               Cajon Valley, California, Unified Elementary School District, GO (Election of
               2000), Series E, 5%, 8/01/31 (c)                                                            2,665          2,703,189
               --------------------------------------------------------------------------------------------------------------------
               California Health Facilities Financing Authority Revenue Bonds (Kaiser
               Permanente), Series A, 5.50%, 6/01/22 (c)(f)                                               20,000         20,440,200
               --------------------------------------------------------------------------------------------------------------------
               California Health Facilities Financing Authority Revenue Bonds (Sutter
               Health), Series A, 6.25%, 8/15/35                                                           2,080          2,171,832
               --------------------------------------------------------------------------------------------------------------------
               California State University, Systemwide Revenue Bonds, Series A, 5%,
               11/01/39 (c)                                                                                1,495          1,503,207
               --------------------------------------------------------------------------------------------------------------------
               California Statewide Communities Development Authority, Health Facility
               Revenue Bonds (Memorial Health Services), Series A, 6%, 10/01/23                            2,475          2,564,273
               --------------------------------------------------------------------------------------------------------------------
               California Statewide Communities Development Authority Revenue Bonds
               (Adventist), VRDN, Series B, 5%, 3/01/37 (g)(h)                                             2,650          2,610,409
               --------------------------------------------------------------------------------------------------------------------
               California Statewide Communities Development Authority Revenue Bonds (Sutter
               Health), Series D, 5.05%, 8/15/38 (c)                                                       2,500          2,484,650
               --------------------------------------------------------------------------------------------------------------------
               Campbell, California, Union School District, GO (Election of 2002), Series D,
               5%, 8/01/35 (c)                                                                             2,335          2,354,988
               --------------------------------------------------------------------------------------------------------------------
               Chabot-Las Positas, California, Community College District, GO (Election of
               2004), Series B, 5%, 8/01/31 (a)                                                            5,000          5,035,550
               --------------------------------------------------------------------------------------------------------------------
               Contra Costa County, California, Public Financing Authority, Lease Revenue
               Refunding Bonds (Various Capital Facilities), Series A, 5.35%, 8/01/24 (e)                  5,585          5,650,121
               --------------------------------------------------------------------------------------------------------------------
               Corona, California, COP, Refunding (Corona Community), 8%, 3/01/10 (b)                      2,065          2,248,847
               --------------------------------------------------------------------------------------------------------------------
               Corona, California, COP, Refunding (Corona Community), 8%, 3/01/11 (b)                      2,230          2,545,433
               --------------------------------------------------------------------------------------------------------------------
               Corona, California, COP, Refunding (Corona Community), 8%, 3/01/12 (b)                      2,410          2,854,910
               --------------------------------------------------------------------------------------------------------------------
               Corona, California, COP, Refunding (Corona Community), 8%, 3/01/13 (b)                      2,605          3,185,785
               --------------------------------------------------------------------------------------------------------------------
               Corona, California, COP, Refunding (Corona Community), 8%, 3/01/14 (b)                      2,810          3,531,777

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.

AMT     Alternative Minimum Tax (subject to)
COP     Certificates of Participation
GO      General Obligation Bonds
HFA     Housing Finance Agency
S/F     Single-Family
VRDN    Variable Rate Demand Notes

BlackRock California Insured Municipal Bond Fund of
BlackRock California Municipal Series Trust
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
               Municipal Bonds                                                                             (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Duarte, California, Unified School District, Capital Appreciation, GO
               (Election of 1998), Series E, 4.96%, 11/01/30 (c)(d)                                     $  4,805      $   1,519,293
               --------------------------------------------------------------------------------------------------------------------
               Eureka, California, Unified School District, GO (Election of 2002), 5.18%,
               8/01/29 (d)(e)                                                                              2,545            821,195
               --------------------------------------------------------------------------------------------------------------------
               Eureka, California, Unified School District, GO (Election of 2002), 5.26%,
               8/01/32 (d)(e)                                                                              2,760            741,557
               --------------------------------------------------------------------------------------------------------------------
               Eureka, California, Unified School District, GO (Election of 2002), 5.27%,
                8/01/35 (d)(e)                                                                             2,990            671,016
               --------------------------------------------------------------------------------------------------------------------
               Glendale, California, Unified School District, GO, Series F, 5%, 9/01/28 (e)                2,000          2,022,040
               --------------------------------------------------------------------------------------------------------------------
               Glendale, California, Water Revenue Bonds, 5%, 2/01/32 (c)                                  6,825          6,942,731
               --------------------------------------------------------------------------------------------------------------------
               Hollister, California, Joint Powers Finance Authority, Wastewater Revenue
               Refunding Bonds (Refining and Improvement Project), Series 1, 5%, 6/01/32 (c)               6,330          6,357,789
               --------------------------------------------------------------------------------------------------------------------
               Hollister, California, Joint Powers Finance Authority, Wastewater Revenue
               Refunding Bonds (Refining and Improvement Project), Series 1, 5%, 6/01/37 (c)               5,000          4,992,050
               --------------------------------------------------------------------------------------------------------------------
               Huntington Beach, California, Union High School District, GO (Election of
               2004), 5.02%, 8/01/33 (d)(e)                                                                5,000          1,238,700
               --------------------------------------------------------------------------------------------------------------------
               Huntington Beach, California, Union High School District, GO (Election of
               2004), 5%, 8/01/35 (i)                                                                      3,000          2,964,870
               --------------------------------------------------------------------------------------------------------------------
               La Quinta, California, Financing Authority, Local Agency Revenue Bonds,
               Series A, 5.125%, 9/01/34 (a)                                                               6,000          5,978,640
               --------------------------------------------------------------------------------------------------------------------
               Long Beach, California, Harbor Revenue Refunding Bonds, AMT, Series B,
               5.20%, 5/15/27 (e)                                                                          3,445          3,380,096
               --------------------------------------------------------------------------------------------------------------------
               Los Angeles, California, COP (Sonnenblick Del Rio West Los Angeles),
               6.20%, 11/01/31 (a)                                                                         4,000          4,238,680
               --------------------------------------------------------------------------------------------------------------------
               Los Angeles, California, Harbor Department Revenue Refunding Bonds,
               7.60%, 10/01/18 (e)(f)                                                                      4,080          4,810,565
               --------------------------------------------------------------------------------------------------------------------
               Los Angeles, California, Wastewater System Revenue Refunding Bonds,
               Series A, 5%, 6/01/32 (e)                                                                   4,000          4,011,080
               --------------------------------------------------------------------------------------------------------------------
               Los Angeles, California, Water and Power Revenue Refunding Bonds (Power
               System), Series A-A-1, 5.25%, 7/01/20 (c)                                                   5,400          5,675,400
               --------------------------------------------------------------------------------------------------------------------
               Los Angeles, California, Water and Power Revenue Refunding Bonds (Power
               System), Series A-A-2, 5.375%, 7/01/21 (e)                                                  4,000          4,200,800
               --------------------------------------------------------------------------------------------------------------------
               Los Angeles County, California, Metropolitan Transportation Authority, Sales
               Tax Revenue Refunding Bonds, Proposition A, First Tier
               Senior-Series A, 5%, 7/01/35 (a)                                                            4,000          4,006,600
               --------------------------------------------------------------------------------------------------------------------
               Los Angeles County, California, Metropolitan Transportation Authority, Sales
               Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior
               Series A, 7.50%, 7/01/20 (e)(h)                                                             7,500          7,500,000
               --------------------------------------------------------------------------------------------------------------------
               Los Angeles County, California, Sanitation Districts Financing Authority,
               Revenue Refunding Bonds (Capital Projects - District Number 14),
               Sub-Series B, 5%, 10/01/29 (i)                                                              3,000          2,961,390
               --------------------------------------------------------------------------------------------------------------------

BlackRock California Insured Municipal Bond Fund of
BlackRock California Municipal Series Trust
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
               Municipal Bonds                                                                             (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Los Gatos, California, Unified School District, GO (Election of 2001),
               Series C, 5%, 8/01/30 (i)                                                                $  4,275      $   4,307,148
               --------------------------------------------------------------------------------------------------------------------
               Los Rios, California, Community College District, GO (Election of 2002),
               Series B, 5%, 8/01/27 (e)                                                                   2,000          2,014,180
               --------------------------------------------------------------------------------------------------------------------
               Madera, California, Unified School District, GO (Election 2002), 5%,
               8/01/28 (c)                                                                                 2,220          2,230,900
               --------------------------------------------------------------------------------------------------------------------
               Montebello, California, Unified School District, GO (Election of 1998),
               5.02%, 8/01/28 (d)(i)                                                                       2,355            780,635
               --------------------------------------------------------------------------------------------------------------------
               Murrieta Valley, California, Unified School District, Public Financing
               Authority, Special Tax Revenue Bonds, Series A, 5.125%, 9/01/26 (g)                         5,500          5,523,265
               --------------------------------------------------------------------------------------------------------------------
               Oakland, California, Sewer Revenue Bonds, Series A, 5%, 6/15/28 (c)                         3,565          3,625,676
               --------------------------------------------------------------------------------------------------------------------
               Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds
               (Convention Center Project), Series A, 5.50%, 11/01/29 (e)                                  1,500          1,553,775
               --------------------------------------------------------------------------------------------------------------------
               Palomar Pomerado Health Care District, California, GO (Election of 2004),
               Series A, 5.125%, 8/01/37 (e)                                                               1,850          1,873,051
               --------------------------------------------------------------------------------------------------------------------
               Peralta, California, Community College District, GO (Election of 2000),
               Series C, 5%, 8/01/29 (e)                                                                   5,485          5,543,580
               --------------------------------------------------------------------------------------------------------------------
               Peralta, California, Community College District, GO (Election of 2007),
               Series B, 5%, 8/01/37 (c)                                                                   2,000          2,014,240
               --------------------------------------------------------------------------------------------------------------------
               Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75%,
               11/01/12 (i)                                                                                4,500          4,601,340
               --------------------------------------------------------------------------------------------------------------------
               Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75%,
               11/01/13 (i)                                                                                4,900          4,992,365
               --------------------------------------------------------------------------------------------------------------------
               Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75%,
               11/01/16 (i)                                                                                3,100          3,135,123
               --------------------------------------------------------------------------------------------------------------------
               Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.875%,
               11/01/17 (i)                                                                                2,290          2,315,282
               --------------------------------------------------------------------------------------------------------------------
               Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L,
               5.375%, 11/01/27 (e)(i)                                                                    12,710         12,353,612
               --------------------------------------------------------------------------------------------------------------------
               Riverside, California, Unified School District, GO (Election of 2001),
               Series B, 5%, 8/01/30 (e)                                                                   4,295          4,303,161
               --------------------------------------------------------------------------------------------------------------------
               Sacramento, California, Unified School District, GO (Election of 2002), 5%,
               7/01/27 (e)                                                                                 3,400          3,470,822
               --------------------------------------------------------------------------------------------------------------------
               Sacramento, California, Unified School District, GO (Election of 2002), 5%,
               7/01/30 (e)                                                                                 9,230          9,319,900
               --------------------------------------------------------------------------------------------------------------------
               Sacramento County, California, Airport System Revenue Bonds, Senior
               Series A, 5%, 7/01/32 (c)                                                                   5,675          5,705,305
               --------------------------------------------------------------------------------------------------------------------
               Sacramento County, California, Sanitation District Financing Authority,
               Revenue Bonds (Sacramento Regional County Sanitation District), 5%,
               12/01/36 (i)                                                                                7,600          7,542,544
               --------------------------------------------------------------------------------------------------------------------
               Saddleback Valley, California, Unified School District, GO, 5%, 8/01/29 (c)                 1,820          1,848,811
               --------------------------------------------------------------------------------------------------------------------
               Saddleback Valley, California, Unified School District, Public Financing
               Authority, Special Tax Revenue Refunding Bonds, Series A, 5.65%,
               9/01/17 (c)                                                                                 3,500          3,508,820
               --------------------------------------------------------------------------------------------------------------------

BlackRock California Insured Municipal Bond Fund of
BlackRock California Municipal Series Trust
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
               Municipal Bonds                                                                             (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
               San Bernardino, California, Joint Powers Financing Authority, Lease Revenue
               Bonds (Department of Transportation Lease), Series A, 5.50%, 12/01/20 (e)                $  2,000      $   2,004,860
               --------------------------------------------------------------------------------------------------------------------
               San Bernardino County, California, COP, Refunding (Medical Center Financing
               Project), 5.50%, 8/01/19 (e)                                                                4,000          4,009,600
               --------------------------------------------------------------------------------------------------------------------
               San Diego, California, Certificates of Undivided Interest, Water Utility
               Fund, Net System Revenue Bonds, 5%, 8/01/21 (i)                                            10,000         10,118,200
               --------------------------------------------------------------------------------------------------------------------
               San Diego County, California, Water Authority, Water Revenue Bonds, COP,
               Series A, 5%, 5/01/27 (c)                                                                   5,000          5,093,350
               --------------------------------------------------------------------------------------------------------------------
               San Diego County, California, Water Authority, Water Revenue Bonds, COP,
               Series A, 5%, 5/01/31 (c)                                                                   4,000          4,024,520
               --------------------------------------------------------------------------------------------------------------------
               San Diego County, California, Water Authority, Water Revenue Refunding Bonds,
               COP, Series A, 5%, 5/01/33 (c)                                                              4,250          4,305,037
               --------------------------------------------------------------------------------------------------------------------
               San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue
               Refunding Bonds, 5.125%, 7/01/36 (a)                                                          345            346,828
               --------------------------------------------------------------------------------------------------------------------
               San Francisco, California, City and County Airport Commission, International
               Airport, Special Facilities Lease Revenue Bonds (SFO Fuel Company LLC),
               AMT, Series A, 6.10%, 1/01/20 (c)                                                           1,250          1,262,487
               --------------------------------------------------------------------------------------------------------------------
               San Jose-Evergreen, California, Community College District, GO (Election of
               2004), Series B, 5.50%, 9/01/31 (c)(d)                                                      5,000          1,480,800
               --------------------------------------------------------------------------------------------------------------------
               San Juan, California, Unified School District, GO (Election of 2002), 5%,
               8/01/28 (e)                                                                                 3,500          3,513,475
               --------------------------------------------------------------------------------------------------------------------
               San Mateo County, California, Community College District, GO (Election of
               2005), Series B, 4.549%, 9/01/23 (d)(e)                                                     6,720          3,120,499
               --------------------------------------------------------------------------------------------------------------------
               San Mateo County, California, Joint Powers Authority, Lease Revenue Refunding
               Bonds (Capital Projects), Series A, 5.125%, 7/15/28 (c)                                     2,240          2,246,429
               --------------------------------------------------------------------------------------------------------------------
               Santa Margarita, California, Water District, Special Tax Refunding Bonds
               (Community Facilities District Number 99), Series 1, 6.20%, 9/01/09 (b)                       420            446,767
               --------------------------------------------------------------------------------------------------------------------
               Santa Margarita, California, Water District, Special Tax Refunding Bonds
               (Community Facilities District Number 99), Series 1, 6.20%, 9/01/20                         1,230          1,251,919
               --------------------------------------------------------------------------------------------------------------------
               Santa Monica, California, Redevelopment Agency, Tax Allocation Bonds
               (Earthquake Recovery Redevelopment Project), 6%, 7/01/09 (a)(b)                             4,000          4,186,840
               --------------------------------------------------------------------------------------------------------------------
               Santa Rosa, California, High School District, GO (Election of 2002), 5%,
               8/01/28 (e)                                                                                 1,000          1,002,550
               --------------------------------------------------------------------------------------------------------------------
               Selma, California, Unified School District, GO (Election of 2006), 5.125%,
               8/01/26 (c)                                                                                 2,550          2,656,437
               --------------------------------------------------------------------------------------------------------------------
               Sonoma County, California, Junior College District, GO (Election of 2002),
               Refunding, Series B, 5%, 8/01/28 (c)                                                        6,700          6,845,122
               --------------------------------------------------------------------------------------------------------------------
               South Tahoe, California, Joint Powers Financing Authority, Lease Revenue
               Refunding Bonds, 5.125%, 10/01/25 (e)                                                       4,865          4,911,266
               --------------------------------------------------------------------------------------------------------------------
               Southern California HFA, S/F Mortgage Revenue Bonds, AMT, Series A, 5.80%,
               12/01/49 (j)(k)                                                                             2,950          2,969,293
               --------------------------------------------------------------------------------------------------------------------
               Stockton, California, Public Financing Authority, Water Revenue Bonds (Water
               System Capital Improvement Projects), Series A, 5%, 10/01/31 (e)                            1,400          1,401,596
               --------------------------------------------------------------------------------------------------------------------

BlackRock California Insured Municipal Bond Fund of
BlackRock California Municipal Series Trust
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
               Municipal Bonds                                                                             (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Tamalpais, California, Union High School District, GO (Election of 2006),
               5%, 8/01/29 (e)                                                                          $  4,600      $   4,690,252
               --------------------------------------------------------------------------------------------------------------------
               Turlock, California, Public Finance Authority, Sewer Revenue Bonds,
               Series A, 5%, 9/15/26 (i)                                                                   1,650          1,660,181
               --------------------------------------------------------------------------------------------------------------------
               Wasco, California, Union High School District, GO, Series A, 5%, 8/01/31 (g)                1,005          1,015,050
               --------------------------------------------------------------------------------------------------------------------
               Wasco, California, Union High School District, GO, Series A, 5%, 8/01/32 (g)                1,085          1,092,725
               --------------------------------------------------------------------------------------------------------------------
               West Contra Costa, California, Unified School District, GO (Election of 2005),
               Series B, 5.625%, 8/01/35 (l)                                                               5,000          5,281,950
               --------------------------------------------------------------------------------------------------------------------
                                                                                                                        328,648,121
-----------------------------------------------------------------------------------------------------------------------------------
Puerto         Puerto Rico Commonwealth, Public Improvement, GO, Refunding, 5.70%,
Rico -         7/01/20 (e)                                                                                 5,000          5,184,950
1.4%
-----------------------------------------------------------------------------------------------------------------------------------
               Total Municipal Bonds - 93.0%                                                                            333,833,071
-----------------------------------------------------------------------------------------------------------------------------------

               Municipal Bonds Transferred to
               Tender Option Bond Trusts (m)
-----------------------------------------------------------------------------------------------------------------------------------
California -   Alameda County, California, Joint Powers Authority, Lease Revenue Refunding
5.1%           Bonds, 5%, 12/01/34 (c)                                                                     1,200          1,201,056
               --------------------------------------------------------------------------------------------------------------------
               San Diego County, California, Water Authority, Water Revenue Bonds, COP,
               Series A, 5%, 5/01/30 (c)                                                                   7,350          7,407,550
               --------------------------------------------------------------------------------------------------------------------
               San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue
               Refunding Bonds, Series A, 5%, 7/01/30 (e)                                                  5,270          5,321,330
               --------------------------------------------------------------------------------------------------------------------
               Vista, California, Unified School District, GO, Series A, 5%, 8/01/25 (c)                   4,199          4,322,129
-----------------------------------------------------------------------------------------------------------------------------------
               Total Municipal Bonds Transferred to
               Tender Option Bond Trusts - 5.1%                                                                          18,252,065
-----------------------------------------------------------------------------------------------------------------------------------

               Mutual Funds                                                                               Shares
-----------------------------------------------------------------------------------------------------------------------------------
               BlackRock California Insured Municipal 2008 Term Trust, Inc. (n)                           68,500          1,027,500
-----------------------------------------------------------------------------------------------------------------------------------
               Total Mutual Funds - 0.3%                                                                                  1,027,500
-----------------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Investments (Cost - $305,295,067) - 98.4%                                                353,112,636
-----------------------------------------------------------------------------------------------------------------------------------

               Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
               CMA California Municipal Money Fund, 1.35% (n)(o)                                      13,815,333         13,815,333
-----------------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Securities
               (Cost - $13,815,333) - 3.8%                                                                               13,815,333
-----------------------------------------------------------------------------------------------------------------------------------
               Total Investments (Cost - $364,110,400*) - 102.2%                                                        366,927,969

               Other Assets Less Liabilities - 0.9%                                                                       3,161,378

               Liability for Trust Certificates, Including
               Interest Expense and Fees Payable - (3.1)%                                                               (11,172,629)
                                                                                                                      -------------
               Net Assets - 100.0%                                                                                    $ 358,916,718
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 353,528,784
                                                                  =============
      Gross unrealized appreciation                               $   7,440,777
      Gross unrealized depreciation                                  (5,175,115)
                                                                  -------------
      Net unrealized appreciation                                 $   2,265,662
                                                                  =============

BlackRock California Insured Municipal Bond Fund of
BlackRock California Municipal Series Trust
Schedule of Investments August 31, 2008 (Unaudited)

(a)   AMBAC Insured.
(b) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)   FSA Insured.
(d) Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(e)   MBIA Insured.
(f)   Security is collateralized by Municipal or U.S. Treasury Obligations.
(g)   Assured Guaranty Insured.
(h) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(i)   FGIC Insured.
(j)   FHLMC Collateralized.
(k)   FNMA/GNMA Collateralized.
(l)   BHAC Insured.
(m) Securities represents bonds transferred to a tender option bond trust, in exchange for which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(n) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------------------------
                                                                     Sale
      Affiliate                               Net Purchase Cost      Cost       Realized Gain      Income
      -----------------------------------------------------------------------------------------------------
      BlackRock California Insured
        Municipal 2008 Term Trust, Inc.               -               -              -                -

      CMA California Municipal
        Money Fund                               $4,522,657 *         -              -           $   43,693
      -----------------------------------------------------------------------------------------------------
      *     Represents net purchase cost.

(o)   Represents the current yield as of report date.

BlackRock California Insured Municipal Bond Fund of
BlackRock California Municipal Series Trust
Schedule of Investments August 31, 2008 (Unaudited)

o Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of August 31, 2008 in determining the fair valuation of the Fund's investments:

      --------------------------------------------------------------------------
      Valuation                                                   Investments in
      Inputs                                                        Securities
      --------------------------------------------------------------------------
      Level 1                                                      $  14,842,833
      Level 2                                                        352,085,136
      Level 3                                                                 --
      --------------------------------------------------------------------------
      Total                                                        $ 366,927,969
                                                                   =============

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock California Insured Municipal Bond Fund of
    BlackRock California Municipal Series Trust

Date: October 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock California Insured Municipal Bond Fund of
    BlackRock California Municipal Series Trust

Date: October 20, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock California Insured Municipal Bond Fund of
    BlackRock California Municipal Series Trust

Date: October 20, 2008